Land and Housing Inventory	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Land and Housing Inventory

Note 2. Land and Housing Inventory

Land and housing inventory includes land under development and land held for development, which will be used in the Company’s homebuilding operations or sold as building lots to other homebuilders, homes completed or under construction and lots ready for construction and model homes. The following summarizes the components of land and housing inventory:

	December 31
	2013	2012
Land held for development	$1,525,319	$1,428,693
Land under development	622,668	630,149
Housing inventory	213,349	160,310
Model homes	37,906	31,104

	$2,399,242	$2,250,256

The Company capitalizes interest which is expensed as housing units and building lots are sold. Interest capitalized and expensed in the years ended December 31, 2013 and 2012 was as follows:

	Years Ended December 31
	2013	2012
Interest capitalized, beginning of year	$189,984	$202,653
Interest capitalized	26,291	33,410
Interest expensed to cost of sales	(41,352)	(46,079)

Interest capitalized, end of year	$174,923	$189,984

In the ordinary course of business, the Company has entered into a number of option contracts to acquire land or lots in the future in accordance with specific terms and conditions. As such, the Company has advanced deposits to secure these rights. The Company is required by ASC Topic 810 Consolidation to qualitatively assess whether it is the primary beneficiary of these options based on whether it has the power over the significant activities of the VIE and an obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. The Company has evaluated its option contracts in accordance with this guidance and determined that, for those entities considered to be VIEs, it is the primary beneficiary of options with an aggregate exercise price of $29.8 million (December 31, 2012 – $30.0 million), which are required to be consolidated. In these cases, the only asset recorded is the Company’s exercise price for the option to purchase, with an increase in accounts payable and other liabilities of $29.8 million (December 31, 2012 – $30.0 million) for the assumed third-party investment in the VIE. Where the land sellers are not required to provide the Company with financial information related to the VIE, certain assumptions by the Company are required in its assessment as to whether or not it is the primary beneficiary.

Land and housing inventory includes non-refundable deposits and other entitlement costs totalling $67.0 million (December 31, 2012 – $63.4 million) in connection with options that are not required to be consolidated in terms of the guidance incorporated in ASC Topic 810. The total remaining exercise price of these options is $117.7 million (December 31, 2012 – $148.5 million), including the non-refundable deposits and other entitlement costs identified above. The number of lots in which the Company has obtained an option to purchase, excluding those already consolidated and those held through unconsolidated entities, and their respective dates of expiry and aggregate exercise prices follow:

Years of Expiry	Number of Lots	Total Exercise Price
2014	1,408	$19,082
2015	539	22,370
2016	665	32,595
2017	—	—
2018	—	—
Thereafter	3,404	43,659

	6,016	$117,706

The Company holds agreements for a further 4,878 acres (December 31, 2012 – 4,878 acres) of longer-term land, with non-refundable deposits and other entitlement costs of $5.9 million (December 31, 2012 – $5.6 million), which is included in land and housing inventory that may provide additional lots upon obtaining entitlements with an aggregate exercise price of $58.6 million (December 31, 2012 – $58.9 million). However, given that the Company is in the initial stage of land entitlement, the Company has concluded at this time that the level of uncertainty in entitling these properties does not warrant including them in the above totals.